SCHEDULE OF CONSUMMATION OF THE BUSINESS COMBINATION (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2025
Recapitalization
Equity before reverse stock split	1-for-40
Equity after reverse stock split	1-for-40
Equity immediately reverse stock split	1-for-40